Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) - 12 months ended Dec. 31, 2017	USD ($)	CAD ($)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 1,397,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		$ 0.65
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	1,397,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		0.65
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	(147,000)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		0.65
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	1,250,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17		0.50
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	1,397,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19		$ 0.65
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20	$ 0